Note 14 - Intangible Assets - Schedule of Amortization for Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Amortization expense	$ 560,273	$ 821,201	$ 726,031
Selling and marketing expense 1 [member]
Statement Line Items [Line Items]
Amortization expense	1,865	356	5,131
General and administrative expense 1 [member]
Statement Line Items [Line Items]
Amortization expense	179,634	264,111	152,925
Research and development expense 1 [member]
Statement Line Items [Line Items]
Amortization expense	$ 378,774	$ 556,734	$ 567,975